Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of changes in the allowance for credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Balance at beginning of year	$ 517	$ 870	$ 939
Increase during the year	420	50	454
Bad debt written off	(77)	(403)	(523)
Balance at end of year	$ 860	$ 517	$ 870